Goodwill and Other Intangible Assets and Liabilities - Schedule of Domestic Trademarks (Detail) (Trademarks [Member], USD $) In Thousands, unless otherwise specified	Dec. 25, 2013	Dec. 26, 2012
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	$ 120,700	$ 120,700
Accumulated impairment charges	(58,812)	(58,812)
Ending balance	$ 61,888	$ 61,888